Investments Accounted for Using the Equity Method - Summarized Financial Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016	Mar. 31, 2016
Disclosure of associates [line items]
Revenue	¥ 2,097,224	¥ 1,770,531	¥ 1,732,051
Net profit (loss) for the year	109,014	186,708	115,513
Other comprehensive income (loss)	(9,822)	55,956	(22,371)
Total comprehensive income (loss) for the year	99,192	242,664	93,142
Takeda’s share of loss for the year	(43,627)	(32,199)	(1,546)
Non-current assets	10,821,664	3,027,655
Current assets	3,050,658	1,078,808
Non-current liabilities	6,197,803	1,351,545
Current liabilities	2,510,931	737,509
Equity	5,163,588	2,017,409	1,948,965		¥ 2,011,203
Goodwill	4,161,403	1,029,248
Carrying amount of investments accounted for using the equity method	114,658	107,949
Teva Takeda Pharma and Teva Takeda Yakuhin
Disclosure of associates [line items]
Revenue	89,686	103,719	105,547
Net profit (loss) for the year	(87,106)	(66,301)	(4,132)
Other comprehensive income (loss)	0	0	0
Total comprehensive income (loss) for the year	(87,106)	(66,301)	(4,132)
Total comprehensive loss for the year (49.0%)	(42,682)	(32,487)	(2,025)
Other	211	(137)	(120)
Takeda’s share of loss for the year	(42,471)	(32,624)	¥ (2,145)
Non-current assets	111,379	163,979
Current assets	108,423	97,865
Non-current liabilities	(15,615)	(31,901)
Current liabilities	(18,695)	(20,119)
Equity	185,492	209,824
Takeda’s share of equity (49.0%)	90,891	102,814
Goodwill	32,921	66,094
Deferred gain	(39,881)	(73,554)
Carrying amount of investments accounted for using the equity method	¥ 83,931	¥ 95,354
Ownership percentage	49.00%			49.00%